21. Other liabilities (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Unpaid acquisition payable	$ 53,824	$ 53,655
Other current liabilities	8,819	8,744
Accrued warranty reserve	1,538	1,538
Sinsin [Member]
Unpaid acquisition payable	53,824	53,655
Sinsin [Member] | Accrued interest [Member]
Unpaid acquisition payable	8,712	6,314
Heliostixio [Member] | Unpaid Purchase Consideration [Member]
Unpaid acquisition payable	1,517	1,592
Sinsin Renewable Investment Ltd [Member]
Other current liabilities	$ 8,819	$ 8,744